SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Total product sales revenues	$ 446,103	$ 398,151	$ 243,626
Product sales
Segment reporting
Total product sales revenues	435,170	382,075	236,705
Apparel
Segment reporting
Total product sales revenues	274,212	157,943	78,954
Electronics and other general merchandise
Segment reporting
Total product sales revenues	$ 160,958	$ 224,132	$ 157,751